SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL.
SHARE CAPITAL

16.SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2024	890,970,371	$1,655,024
Issued for cash:
Shares issued proceeds-total	3,000,000	14,100
Less: flow-through share premium	—	(5,850)
Less: share issue costs	—	(722)
Other share issue proceeds-total	41,895	111
Less: other share issue costs	—	(16)
Share option exercises	1,105,167	1,373
Share option exercises-transfer from contributed surplus	—	647
Share unit exercises-transfer from contributed surplus	595,668	522
	4,742,730	10,165
Balance- December 31, 2024	895,713,101	$1,665,189
Issued for cash:
Shares issued proceeds-total	2,702,703	15,000
Less: flow-through share premium	—	(4,730)
Less: share issue costs	—	(815)
Other share issue proceeds-total	45,442	86
Less: other share issue costs	—	(19)
Share option exercises	876,002	1,310
Shares issued related to Skyharbour transaction (note 9)	1,607,372	6,000
Less: share issue costs	—	(19)
Share option exercises-transfer from contributed surplus	—	646
Share unit exercises-transfer from contributed surplus	666,330	1,183
	5,897,849	18,642
Balance- December 31, 2025	901,610,950	$1,683,831

Flow-Through Share Issues

During the year ended December 31, 2024, the Company completed a private placement of 3,000,000 flow-through common shares at a price of $4.70 per share for gross proceeds of $14,100,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2024. The related flow-through share premium liabilities are included as a component of other liabilities on the statement of financial position as at December 31, 2024 (see note 13) and were extinguished during 2025 when the tax benefit was renounced to the shareholders.

During the year ended December 31, 2025, the Company completed a private placement of 2,702,703 flow-through common shares at a price of $5.55 per share for gross proceeds of $15,000,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2025. The related flow-through share premium liabilities are included as a component of other liabilities on the statement of financial position as at December 31, 2025 (see note 13) and will be extinguished during 2026 when the tax benefit is renounced to the shareholders.